Summary of Significant Accounting Policies - Schedule of Concentration of Credit Risk and Significant Customers and Vendors (Details) - Credit Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vendor A [Member] | Purchases [Member]
Schedule of Concentration of Credit Risk and Significant Customers and Vendors [Line Items]
Concentration credit risk, percentage	6.00%	12.00%	14.00%
Vendor A [Member] | Accounts Receivable [Member]
Schedule of Concentration of Credit Risk and Significant Customers and Vendors [Line Items]
Concentration credit risk, percentage	10.00%	17.00%
Vendor B [Member] | Purchases [Member]
Schedule of Concentration of Credit Risk and Significant Customers and Vendors [Line Items]
Concentration credit risk, percentage	15.00%	11.00%	13.00%
Vendor B [Member] | Accounts Receivable [Member]
Schedule of Concentration of Credit Risk and Significant Customers and Vendors [Line Items]
Concentration credit risk, percentage	16.00%	14.00%